Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Commitments [Line Items]
Commitments to extend credit	¥ 4,383,113	¥ 3,238,123
Commitments to invest	257,665	25,677
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	2,821,557	2,038,836
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,561,556	¥ 1,199,287